As filed with the Securities and Exchange Commission on September 30, 1999.

                                                    1933 Act File No. 333-_____
                                                    1940 Act File No. 811-08271

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

Pre-Effective Amendment No.      /   /

Post-Effective Amendment No.     /  /

                                      AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

Amendment No.                    / 14 /

                         FRANKLIN FLOATING RATE TRUST
              (Exact Name of Registrant as Specified in Charter)

                777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
                    (Address of Principal Executive Office)

       Registrant's Telephone Number, Including Area Code (650) 312-2000

       DEBORAH R. GATZEK, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
              (Name and Address of Agent for Service of Process)

With a copy to:

                  Merrill R. Steiner, Esq.
                  Stradley, Ronon, Stevens & Young, LLP
                  2600 One Commerce Square
                  Philadelphia, PA 19103-7098

Approximate Date of Proposed Public offering:  October 11, 1999

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan check the following box. [x]

It is proposed that this filing will become effective (check appropriate box)

  [ ] when declared effective pursuant to section 8(c) of the Securities Act of 1933, or as follows (the following boxes are included on the basis that the Registrant makes repurchase offers under Rule 23c-3 under the Investment Company Act of 1940 and is making this filing in accordance with Rule 486 under the Securities Act of 1933):

   [ ]  immediately upon filing pursuant to paragraph (b)
   [x]  on October 11, 1999, pursuant to paragraph (b)
   [ ]  60 days after filing pursuant to paragraph (a)
   [ ]  on (date) pursuant to paragraph (a)
   [ ] This post-effective amendment designates a new effective date for a previously filed registration statement.

   [ ] This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is _________.

This Registration Statement incorporates a combined prospectus pursuant to Rule 429 which relates to an earlier registration statement filed by the Registrant on February 19, 1999, as amended to date (File No. 333-72617).



       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

--------------------------------------------------------------------------------
                                          Proposed   Proposed
   Title of                               Maximum     Maximum
  Securities                              Offering   Aggregate     Amount of
     Being         Amount Being            Price     Offering    Registration
  Registered        Registered            Per Unit     Price          Fee
--------------------------------------------------------------------------------
Common Stock
par value $0.01 150,000,000 shares(1)      $ 9.94  $1,491,000,000 $414,498.00(3)
--------------------------------------------------------------------------------
Common Stock
par value $0.01 100,000,000 shares(2)      $ 9.95    $995,000,000 $276,610.00(4)
--------------------------------------------------------------------------------

(1)  Currently being registered
(2)  Previously registered
(3) Calculated pursuant to Rule 457(d) based on the net asset value per share of $9.94 as of September 28, 1999.
(4) Calculated pursuant to Rule 457(d) based on the net asset value per share of $9.95 as of February 5, 1999.


The Registrant's Prospectus and Statement of Additional Information dated December 1, 1998, as filed with the Securities and Exchange Commission in a Registration Statement on Form N-2 on November 24, 1998 (File Nos. 333-65111 and 811-08271) are hereby incorporated by reference.


o     020 P-1
                       SUPPLEMENT DATED OCTOBER 11, 1999
                             TO THE PROSPECTUS OF
                         FRANKLIN FLOATING RATE TRUST
                            DATED DECEMBER 1, 1998
         (REPLACES SUPPLEMENTS DATED JANUARY 1, 1999 AND MARCH 1, 1999)


As in the prospectus, terms beginning with a capital letter or having all capitals are explained in the Useful Terms and Definitions section at the end of the prospectus:

The prospectus is amended as follows:

I. All references in the prospectus to the number of Common Shares of the fund registered with the SEC are amended to reflect the registration of an additional 150,000,000 Common Shares, bringing the total number of registered Common Shares of the fund to 320,000,000.

II. All references in the prospectus to "Class I" are replaced with "Class A" and all references to "Class II" are replaced with "Class C."

III. The second and third paragraphs and the table on the inside front cover are replaced with the following:

      The fund began offering its Common Shares and began investment operations on October 10, 1997. The fund engages in a continuous offering of Common Shares. The fund is authorized as a business trust to issue an unlimited number of Common Shares and has registered 320,000,000 Common Shares. Common Shares are offered at a price equal to the next determined Net Asset Value per share, which, as of September 28, 1999, was $9.94 per share. There is no front-end sales charge on purchases of Common Shares. An Early Withdrawal Charge of 1% will be imposed on Common Shares that are held less than twelve months and that are accepted by the fund for repurchase in a Tender Offer. Certain waivers of this charge may apply. Please see "Early Withdrawal Charge." The price of Common Shares will fluctuate, depending upon the fund's Net Asset Value per share.

      The net proceeds of the offering of Common Shares registered to date are estimated at $3,185,502,502 and, subject to any repurchases, will be invested by the fund over the course of the continuous offering.

      Offering expenses that have been incurred by the fund are summarized in the table below.

                                                  Expenses
      Date of Offering        Number of         Deducted from
      (on or after)      Shares Registered     Proceeds to Fund

      October 10, 1997      10,000,000          $ 61,603.00
      May 15, 1998          10,000,000            40,197.50
      July 10, 1998         15,000,000            60,046.25
      October 12, 1998      35,000,000           133,543.50
      March 1, 1999        100,000,000           307,110.00
      October 11, 1999     150,000,000           444,998.00

IV.   The following information is added to the section "Financial
Highlights":

                                                          FISCAL YEAR ENDED
                                                              JULY 31, 1999
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                        $10.04
Income from investment operations:
 Net investment income                                        0.70
 Net realized and unrealized gains                           (0.06)
Total from investment operations                              0.64
                                                             ------
Less distributions from net investment income                (0.70)
                                                             -----
Net asset value, end of period                               $9.98
                                                             ------
Total return**                                                6.62%

Ratios/supplemental data

Net assets, end of period (000's)                       $1,106,363
Ratios to average net assets:
 Expenses                                                     1.39%
 Expenses excluding waiver and payments by affiliate          1.41%
 Net investment income                                        6.93%
Portfolio turnover rate                                      63.29%

** See section "Financial Highlights" for footnotes.

V. The first paragraph of the section "Leverage and Borrowings" on page 16 is replaced with the following:

      Subject to certain limits, the fund is authorized to borrow money and has arranged a credit facility with a bank, which permits it to borrow funds to make repurchases of shares in Tender Offers for Common Shares or to meet unfunded commitments in connection with investments. However, the fund will only borrow money under this facility for temporary, extraordinary or emergency purposes. Under the 1940 Act, the fund is required with respect to all borrowings to maintain minimum asset coverage of at least 300% immediately following any such borrowing and on an ongoing basis as a condition of declaring dividends and repurchasing shares.

VI. The first paragraph of the section "Leverage" on page 28 is replaced with the following:

      The fund is authorized to borrow money and has arranged a credit facility with a bank, which permits it to borrow funds to make repurchases of shares in Tender Offers for Common Shares or to meet unfunded commitments in connection with investments. The fund's borrowings create an opportunity for greater total return to the fund and, ultimately, the fund's shareholders, but, at the same time, increase exposure to losses. In addition, interest payments and fees paid by the fund on any borrowings may offset or exceed the return earned on the borrowed funds. Under the 1940 Act, the fund is required with respect to all borrowings to maintain minimum asset coverage of at least 300% immediately following any such borrowing and on an ongoing basis as a condition of declaring dividends and repurchasing shares. The fund may also issue one or more series of preferred shares but it does not currently intend to do so. See "What Are the Risks of Investing in the Fund? - Effects of Leverage."

VII. The first paragraph of the section "Effects of Leverage" on page 31 is replaced with the following:

      The fund is authorized to borrow money and has arranged a credit facility with a bank, which permits it to borrow funds to meet unfunded commitments in connection with investments or to make repurchases of shares in Tender Offers for Common Shares. However, the fund will only borrow money under this facility for temporary, extraordinary or emergency purposes. See "Periodic Offers By the Fund to Repurchase Common Shares From Shareholders." Under the 1940 Act, the fund is required with respect to all borrowings to maintain minimum asset coverage of at least 300% immediately following any such borrowing and on an ongoing basis as a condition of declaring dividends and repurchasing shares.

VIII. In the section "Special Considerations of Repurchases" on page 46,

      (a) the second paragraph is replaced with the following:

      The fund has arranged a credit facility with a bank under which it may borrow to finance the repurchase of Common Shares through Tenders Offers. Any such borrowings will comply with the fund's investment restrictions on borrowing. See "What Are the Risks of Investing in the Fund? - Effects of Leverage" above, and "Investment Restrictions" in the SAI.

      (b) and the fourth sentence of the fourth paragraph is replaced with the following:

      In addition, when the fund borrows money for the purpose of financing the repurchase of Common Shares in a Tender Offer, interest on the borrowings will reduce the fund's net investment income.

IX. The fifth item in the section "Exchange Restrictions" on page 51 is replaced with the following:

o Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange Common Shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

X. The reference to $50,000 in the section "Signature Guarantees" on page 60 is replaced with $100,000.



           PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE






                       SUPPLEMENT DATED OCTOBER 11, 1999
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                         FRANKLIN FLOATING RATE TRUST
                            DATED DECEMBER 1, 1998
                   (REPLACES SUPPLEMENT DATED MARCH 1, 1999)

The Statement of Additional Information is amended as follows:

I. The following is added to the "Officers and Trustees" section:


                                                      NUMBER OF BOARDS
                                     TOTAL FEES        IN THE FRANKLIN
                                 RECEIVED FROM THE     TEMPLETON GROUP
                                 FRANKLIN TEMPLETON  OF FUNDS ON WHICH
      NAME                         GROUP OF FUNDS*      EACH SERVES**
--------------------------------------------------------------------------------

      Frank H. Abbott, III ......   $159,051                 27

      Harris J. Ashton ..........   $361,157                 49

      S. Joseph Fortunato .......   $367,835                 51

      Edith Holiday .............  $ 211,400                 25

      Frank W.T. LaHaye .........   $163,753                 27

      Gordon S. Macklin .........   $361,157                 49

      *For the calendar year ended December 31, 1998.
      **We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 54 registered investment companies, with approximately 157 U.S. based funds or series.


      As of September 9, 1999, the officers and Board members, as a group, owned of record and beneficially approximately 51,131 Common Shares of the fund, or less than 1% of the total outstanding shares of the fund.

II. The first sentence of the fifth paragraph under "Investment Management and Other Services" is replaced with the following:

MANAGEMENT AGREEMENT. The management agreement is in effect until February 28, 2000.


III. The paragraph under "Financial Statements" is replaced with the following:

The audited financial statements and auditor's report in the fund's Annual Report to Shareholders, for the fiscal year ended July 31, 1999, are incorporated herein by reference (are legally a part of this SAI).


               Please keep this supplement for future reference.







                         FRANKLIN FLOATING RATE TRUST
                                   FORM N-2

                          PART C - OTHER INFORMATION

ITEM  24.  FINANCIAL STATEMENTS AND EXHIBITS

      (1)  Included in Part A: Financial Highlights

           Included in Part B:

           a) Financial Statements incorporated in Part B by reference to the Registrant's Annual Report to Shareholders dated July 31, 1999 as filed with the SEC on Form N-30D on September 29, 1999:

                (i)   Financial Highlights

                (ii)  Statement of Investments, July 31, 1999

                (iii) Statement of Assets and Liabilities - July 31, 1999

                (iv)  Statement of Operations - for the year ended July 31,
                      1999

                (v) Statements of Changes in Net Assets - for the years ended July 31, 1999 and 1998

                (vi)  Statement of Cash Flows - for the year ended July 31,
                      1999

                (vii) Reconciliation of Net Investment Income to Net Cash
                      Provided by Operations - for the year ended July 31, 1999

                (viii)Notes to Financial Statements

                (ix)  Independent Auditors' Report

      (2)  Exhibits:

           The following exhibits are incorporated by reference herein, except exhibits (l), (n) and (s) which are attached hereto.

           (a)  (i)  Agreement and Declaration of Trust dated May 13, 1997
                     Filing:  Post-Effective Amendment No. 1 to
                     Registration Statement on Form N-2
                     File No. 333-65111
                     Filing Date:  November 24, 1998

                (ii) Certificate of Trust dated May 13, 1997
                     Filing: Post-Effective Amendment No. 1 to
                     Registration Statement on Form N-2
                     File No.  333-30131
                     Filing Date: December 8, 1997

           (b)  By-Laws
                Filing: Registration Statement on Form N-2
                File No.  333-30131
                Filing Date: June 27, 1997

           (c)  Not Applicable

           (d)  Not Applicable

           (e)  Not Applicable

           (f)  Not Applicable

           (g) (i) Investment Advisory Agreement between Registrant and Franklin Advisers, Inc. dated September 16, 1997
                     Filing: Post-Effective Amendment No. 3 to
                     Registration Statement on Form N-2
                     File No.  333-30131
                     Filing Date: March 6, 1998

                (ii) Fund Administration Agreement between Registrant and
                     Franklin Templeton Services, Inc. dated September 16, 1997
                     Filing: Post-Effective Amendment No. 3 to
                     Registration Statement on Form N-2
                     File No.  333-30131
                     Filing Date: March 6, 1998

           (h)  (i)  Amended Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated July 1,
                     1998
                     Filing:  Post-Effective Amendment No. 1 to
                     Registration Statement on Form N-2
                     File No. 333-65111
                     Filing Date:  November 24, 1998

                (ii) Form of Dealer Agreements between Franklin/Templeton
                     Distributors, Inc. and Securities Dealers
                     Filing:  Post-Effective Amendment No. 1 to
                     Registration Statement on Form N-2
                     File No. 333-65111
                     Filing Date:  November 24, 1998

           (i)  Not Applicable

           (j)  (i)  Master Custody Agreement dated February 16, 1996
                     Filing: Post-Effective Amendment No. 3 to
                     Registration Statement on Form N-2
                     File No.  333-30131
                     Filing Date: March 6, 1998

                (ii) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                     Filing: Post-Effective Amendment No. 3 to
                     Registration Statement on Form N-2
                     File No.  333-30131
                     Filing Date: March 6, 1998

                (iii)Amendment dated February 27, 1998 to Master Custody
                     Agreement between Registrant and Bank of New York dated February 16, 1996
                     Filing: Registration Statement on Form N-2
                     File No.  333-65111
                     Filing Date: September 30, 1998

                (iv) Foreign Custody Manager Agreement between Registrant and
                     Bank of New York made as of July 30, 1998, effective as of February 27, 1998
                     Filing: Registration Statement on Form N-2
                     File No.  333-65111
                     Filing Date: September 30, 1998

           (k)  Not Applicable

           (l)  Opinion and Consent of Counsel

           (m)  Not Applicable

           (n)  Consent of Independent Auditors

           (o)  Not Applicable

           (p)  Letter of Investment Intent dated September 16, 1997
                Filing: Post-Effective Amendment No. 3 to
                Registration Statement on Form N-2
                File No.  333-30131
                Filing Date: March 6, 1998

           (q)  Not Applicable

           (r)  Not Applicable

           (s)  (i)  Power of Attorney dated March 16, 1999
                (ii) Certificate of Secretary dated March 16, 1999


ITEM  25.  MARKETING ARRANGEMENTS

      None

ITEM  26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

The following table sets forth the expenses already incurred and expected to be incurred in connection with the issuance and distribution of the 150,000,000 shares of Registrant being registered in this registration statement under the Securities Act of 1933, other than underwriting discounts and commissions.


SEC/NASD/Blue Sky fees                    $1,380,612
Printing and Engraving Expenses               27,061
Legal Fees                                   214,835
Audit Fees                                    65,000
Accounting/Transfer Agent Fees             5,921,758
Mailing Expenses                              30,000
                                           ---------
Total                                     $7,639,266

ITEM  27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

           Not Applicable

ITEM  28.  NUMBER OF HOLDERS OF SECURITIES

           25,709 record holders as of July 31, 1999

ITEM  29.  INDEMNIFICATION

Under Article III, Section 7 of Registrant's Agreement and Declaration of Trust, if any shareholder or former shareholder of Registrant (each, a "Shareholder") shall be exposed to liability by reason of a claim or demand relating to his or her being or having been a Shareholder, and not because of his or her acts or omissions, the Shareholder or former Shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Registrant against all loss and expense arising from such claim or demand.

Under Article VII, Section 2 of Registrant's Agreement and Declaration of Trust, the Trustees of Registrant (each, a "Trustee," and collectively, the "Trustees") shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, the investment manager or principal underwriter of the Registrant, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Registrant out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee's performance of his or her duties as a Trustee of the Registrant; provided that nothing contained in Registrant's Agreement and Declaration of Trust shall indemnify, hold harmless or protect any Trustee from or against any liability to the Registrant or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)   Franklin Advisers, Inc.

      See "Who Manages the Fund?"

The officers and directors of the Registrant's investment adviser also serve as officers and/or directors for (1) the investment adviser's corporate parent, Franklin Resources, Inc., 777 Mariners Island Blvd., San Mateo, CA 94404 and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson was formerly a director of General Host Corporation, Metro Center, One Station Place, Stamford, CT 06904-2045. For additional information please see Schedules A and D of Form ADV of the Registrant's investment adviser (SEC File 801-26292) incorporated herein by reference, which sets forth the officers and directors of the Registrant's investment adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM  31.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are kept by the Registrant or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

ITEM  32.  MANAGEMENT SERVICES

           Not Applicable

ITEM  33.  UNDERTAKINGS

      (1) Registrant undertakes to suspend the offering of its shares until it amends its Prospectus if-

           (a) subsequent to the effective date of this Registration Statement, the net asset value declines more than 10% from its net asset value as of the effective date of the Registration Statement; or

           (b) The net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.

      (2)  Registrant undertakes:

           (a) to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

                     (1) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933, as amended (the "Act");

                     (2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

                     (3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

           (b) that, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

           (c) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

      (3) Registrant further undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.


                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 486(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Mateo, and the State of California, on the 30th day of September, 1999.

                                      FRANKLIN FLOATING RATE TRUST
                                      (Registrant)

                                      By: RUPERT H. JOHNSON, JR.*
                                          Rupert H. Johnson, Jr.
                                          President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                   TITLE                   DATE

RUPERT H. JOHNSON, JR.*     Trustee & Principal     September 30, 1999
Rupert H. Johnson, Jr.      Executive Officer

MARTIN L. FLANAGAN*         Principal Financial     September 30, 1999
Martin L. Flanagan          Officer

DIOMEDES LOO-TAM*           Principal Accounting    September 30, 1999
Diomedes Loo-Tam            Officer

FRANK H. ABBOTT, III*       Trustee                 September 30, 1999
Frank H. Abbott, III

HARRIS J. ASHTON*           Trustee                 September 30, 1999
Harris J. Ashton

S. JOSEPH FORTUNATO*        Trustee                 September 30, 1999
S. Joseph Fortunato

EDITH E. HOLIDAY*           Trustee                 September 30, 1999
Edith E. Holiday

CHARLES B. JOHNSON*         Trustee & Chairman      September 30, 1999
Charles B. Johnson          of the Board

FRANK W. T. LAHAYE*         Trustee                 September 30, 1999
Frank W. T. LaHaye

GORDON S. MACKLIN*          Trustee                 September 30, 1999
Gordon S. Macklin


*By: /s/ Leiann Nuzum
      Leiann Nuzum
      Attorney-in-Fact
      (Pursuant to Power of Attorney filed herewith)


                         FRANKLIN FLOATING RATE TRUST
                            REGISTRATION STATEMENT

                                 EXHIBIT INDEX

EXHIBIT NO.         DESCRIPTION                         LOCATION

EX-99.2(a)(i)       Agreement and Declaration           *
                    of Trust dated May 13, 1997

EX-99.2(a)(ii)      Certificate of Trust dated May 13,  *
                    1997

EX-99.2(b)          By-Laws                             *

EX-99.2(g)(i)       Investment Advisory Agreement       *
                    between Registrant and Franklin
                    Advisers, Inc. dated September 16,
                    1997

EX-99.2(g)(ii)      Fund Administration Agreement       *
                    between Registrant and Franklin
                    Templeton Services, Inc. dated
                    September 16, 1997

EX-99.2(h)(i)       Amended Distribution Agreement      *
                    between Registrant and
                    Franklin/Templeton Distributors,
                    Inc. dated July 1, 1998

EX-99.2(h)(ii)      Forms of Dealer Agreements          *
                    between Franklin/Templeton
                    Distributors, Inc. and
                    Securities Dealers

EX-99.2(j)(i)       Master Custody Agreement dated      *
                    February 16, 1996

EX-99.2(j)(ii)      Amendment dated May 7, 1997         *
                    to Master Custody Agreement
                    between Registrant and Bank
                    of New York dated February
                    16, 1996

EX-99.2(j)(iii)     Amendment dated February 27,        *
                    1998 to Master Custody
                    Agreement between Registrant
                    and Bank of New York dated
                    February 16, 1996

EX-99.2(j)(iv)      Foreign Master Custody              *
                    Agreement between Registrant
                    and Bank of New York made as
                    of July 30, 1998, effective
                    as of February 27, 1998

EX-99.2(l)          Opinion and Consent                 Attached
                    of Counsel

EX-99.2(n)          Consent of Independent              Attached
                    Auditors

EX-99.2(p)          Letter of Investment                *
                    Intent dated September
                    16, 1997

EX-99.2(s)(i)       Power of Attorney dated             Attached
                    March 16, 1999
EX-99.2(s)(ii)      Certificate of Secretary dated      Attached
                    March 16, 1999


*Incorporated by Reference